Product Sales Analysis - Q2 2019	6 Months Ended
Jun. 30, 2019
Product Sales Analysis - Q2 2019
Product Sales Analysis - Q2 2019

7    Product  Sales analysis – Q2 2019 (Unreviewed*)

The table below provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth.

* The Q2 2019 information in respect of the three months ended 30 June 2019 included in the interim financial statements has not been reviewed by PricewaterhouseCoopers LLP.

	World			Emerging Markets			US		Europe			Established ROW
	Q2 2019	Actual	CER	Q2 2019	Actual	CER	Q2 2019	Actual	Q2 2019	Actual	CER	Q2 2019	Actual	CER
	$m	%	%	$m	%	%	$m	%	$m	%	%	$m	%	%
Oncology
Tagrisso	784	86	92	191	n/m	n/m	300	55	112	60	73	181	n/m	n/m
Imfinzi	338	n/m	n/m	6	n/m	n/m	242	n/m	37	n/m	n/m	53	n/m	n/m
Lynparza	283	89	95	33	n/m	n/m	143	72	66	47	60	41	n/m	n/m
Iressa	118	(17)	(13)	78	1	8	4	(33)	20	(35)	(32)	16	(45)	(41)
Calquence	35	n/m	n/m	-	-	-	35	n/m	-	-	-	-	-	-
Legacy:
Faslodex	267	8	12	51	59	75	125	-	56	(5)	2	35	13	16
Zoladex	197	3	10	121	20	31	2	-	30	(12)	(6)	44	(20)	(16)
Arimidex	60	5	14	36	-	14	-	-	9	29	29	15	7	7
Casodex	57	10	17	34	21	32	-	-	4	(20)	(20)	19	-	5
Others	28	(24)	(24)	8	(11)	(11)	-	-	2	-	-	18	(31)	(31)
Total Oncology	2,167	51	57	558	45	57	851	58	336	31	41	422	65	70
BioPharmaceuticals: CVRM
Farxiga	377	11	16	111	26	40	139	-	89	14	22	38	9	9
Brilinta	389	23	28	120	67	79	168	17	88	2	10	13	(7)	—
Onglyza	116	(8)	(4)	44	7	10	42	(14)	17	(29)	(17)	13	8	17
Bydureon	141	(9)	(8)	5	(29)	(14)	117	(5)	16	(20)	(20)	3	(40)	(40)
Byetta	25	(14)	(10)	3	n/m	n/m	15	(12)	4	(56)	(56)	3	(25)	(25)
Symlin	8	14	14	-	-	-	8	14	-	-	-	-	-	-
Legacy:
Crestor	310	(8)	(3)	182	(2)	4	28	(36)	36	(22)	(13)	64	3	8
Seloken/Toprol-XL	168	(3)	5	156	1	10	3	(63)	7	17	17	2	(50)	(50)
Atacand	56	(14)	(9)	37	(3)	5	4	33	11	(42)	(42)	4	(20)	(20)
Others	68	(7)	(4)	43	(12)	(8)	3	n/m	15	(17)	(17)	7	(13)	(13)
BioPharmaceuticals: total CVRM	1,658	2	7	701	10	19	527	(1)	283	(8)	(1)	147	(1)	2
BioPharmaceuticals: Respiratory
Symbicort	585	(13)	(9)	130	15	25	206	(20)	172	(14)	(7)	77	(26)	(23)
Pulmicort	333	16	23	262	24	32	32	7	19	(17)	(9)	20	(9)	(5)
Fasenra	167	n/m	n/m	1	n/m	n/m	115	n/m	27	n/m	n/m	24	n/m	n/m
Daliresp/Daxas	56	24	24	1	n/m	n/m	48	26	6	(14)	-	1	-	-
Tudorza/Eklira	13	(71)	(69)	(2)	n/m	n/m	(2)	n/m	15	(17)	(11)	2	(50)	(50)
Duaklir	17	(23)	(14)	(1)	n/m	-	-	-	17	(15)	(15)	1	-	-
Bevespi	10	25	25	-	-	-	10	25	-	-	-	-	-	-
Others	71	(13)	(7)	47	96	n/m	1	—	20	(55)	(55)	3	(79)	(79)
BioPharmaceuticals: total Respiratory	1,252	2	7	438	26	36	410	1	276	(13)	(7)	128	(18)	(15)
Other medicines
Nexium	393	(11)	(7)	179	11	19	53	(39)	16	(74)	(74)	145	9	12
Losec/Prilosec	68	(11)	(4)	45	7	17	3	-	13	(35)	(30)	7	(36)	(36)
Synagis	96	n/m	n/m	-	-	-	10	n/m	86	n/m	n/m	-	-	-
Seroquel XR / IR	32	(76)	(74)	10	(81)	(81)	(7)	n/m	24	(14)	(7)	5	(50)	(50)
Movantik/Moventig	22	(8)	(8)	-	n/m	n/m	22	(4)	-	-	-	-	-	-
Others	30	(36)	(26)	16	(53)	(47)	8	n/m	13	30	60	(7)	n/m	n/m
Total other medicines	641	(14)	(10)	250	(14)	(8)	89	(37)	152	(1)	3	150	(6)	(3)

Total Product Sales	5,718	14	19	1,947	17	27	1,877	16	1,047	1	8	847	17	21